Credit Risk - Disclosure of Forbearance Balances by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	£ 612	£ 610
Term extension	538	460
Interest-only	276	305
Concessionary interest rate	183	196
Forbearance	1,609	1,571
Loss allowances	£ 38	£ 42
Loans capitalisation forbearance Percentage	0.30%	0.30%
Loans term extension forbearance percentage	0.30%	0.30%
Loans interest only forbearance percentage	0.20%	0.20%
Loans concessionary interest rate forbearance percentage	0.10%	0.10%
Loans forbearance percentage	0.90%	0.90%
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 70	£ 54
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Capitalisation	264	219
Term extension	113	98
Interest-only	215	238
Forbearance	£ 592	£ 555
Proportion of portfolio	2.30%	2.00%
Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 2	£ 17
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	327	311
Term extension	388	320
Interest-only	212	240
Concessionary interest rate	11	6
Forbearance	938	877
Loss allowances	8	11
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	8	9
Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	159	173
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	285	299
Term extension	150	140
Interest-only	64	65
Concessionary interest rate	172	190
Forbearance	671	694
Loss allowances	30	31
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	62	45
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	431	365
Business banking | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Business banking | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Business banking | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Total other unsecured | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	67	51
Total other unsecured | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	8	9
Total other unsecured | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	59	42
Personal loans | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Personal loans | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	1	1
Personal loans | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
Credit cards | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	47	34
Credit cards | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	5	6
Credit cards | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	42	28
Overdrafts | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	19	16
Overdrafts | Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	2	2
Overdrafts | Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 17	£ 14